Financial instruments, Derivatives interest rate swaps (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Derivatives - interest rate swaps [Abstract]
Notional amount	$ 379,916	$ 402,049
Fair value	$ 15,600	5,736
Swap Pays 2.987% [Member]
Derivatives - interest rate swaps [Abstract]
Interest rate	2.987%
Expiries	Apr. 20, 2023
Notional amount	$ 44,400	46,800
Fair value	$ 1,748	699
Swap Pays 3.012%, [Member]
Derivatives - interest rate swaps [Abstract]
Interest rate	3.012%
Expiries	Apr. 20, 2023
Notional amount	$ 44,400	46,800
Fair value	$ 1,780	743
Swap Pays 3.019% [Member]
Derivatives - interest rate swaps [Abstract]
Interest rate	3.019%
Expiries	Sep. 29, 2023
Notional amount	$ 33,310	35,877
Fair value	$ 1,425	580
Swap Pays 3.019% [Member]
Derivatives - interest rate swaps [Abstract]
Interest rate	3.019%
Expiries	Sep. 29, 2023
Notional amount	$ 32,396	34,963
Fair value	$ 1,380	563
Swap Pays 2.8665% [Member]
Derivatives - interest rate swaps [Abstract]
Interest rate	2.8665%
Expiries	Sep. 29, 2023
Notional amount	$ 48,830	51,400
Fair value	$ 1,976	606
Swap Pays 2.8785% [Member]
Derivatives - interest rate swaps [Abstract]
Interest rate	2.8785%
Expiries	Jun. 30, 2023
Notional amount	$ 43,240	45,807
Fair value	$ 1,681	503
Swap Pays 2.885% [Member]
Derivatives - interest rate swaps [Abstract]
Interest rate	2.885%
Expiries	Sep. 29, 2023
Notional amount	$ 48,188	50,115
Fair value	$ 1,961	653
Swap Pays 2.897% [Member]
Derivatives - interest rate swaps [Abstract]
Interest rate	2.897%
Expiries	Sep. 30, 2023
Notional amount	$ 43,419	45,986
Fair value	$ 1,789	597
Swap Pays 3.020% [Member]
Derivatives - interest rate swaps [Abstract]
Interest rate	3.02%
Expiries	Sep. 29, 2023
Notional amount	$ 41,734	44,301
Fair value	$ 1,859	$ 793